BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2022
Basis of Presentation [Abstract]
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

Statement of compliance

These Condensed Interim Consolidated Financial Statements have been prepared in compliance with International Accounting Standard 34 Interim Financial Reporting. The notes presented in these Condensed Interim Consolidated

Financial Statements include only significant events and transactions occurring since our last fiscal year end and are not fully inclusive of all matters required to be disclosed in the Company’s annual audited Consolidated Financial Statements. Accordingly, these Condensed Interim Consolidated Financial Statements should be read in conjunction with our most recent annual audited Consolidated Financial Statements, for the year ended December 31, 2021. We have consistently applied the same accounting policies for all periods presented in these Condensed Interim Consolidated Financial Statements as those used in our audited Consolidated Financial Statements for the year ended December 31, 2021.

These Condensed Interim Consolidated Financial Statements were authorized for issue by the Board of Directors on August 10, 2022.

Basis of measurement

These Condensed Interim Consolidated Financial Statements have been prepared under the historical cost convention, except for the revaluation of certain financial liabilities to fair value. Items included in the financial statements of each consolidated entity in the Company are measured using the currency of the primary economic environment in which the entity operates (the functional currency). These interim Consolidated Financial Statements are presented in US dollars, which is the Company’s functional currency.

Basis of consolidation

These Condensed Interim Consolidated Financial Statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in these consolidated financial statements.

Estimates, assumptions, and judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities and the disclosure of contingent assets and liabilities at the reporting date. Uncertainty about these assumptions and estimates could result in adjustments to the carrying amount of an asset or liability or the reported amount of revenue and expense in future periods. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

Key areas of judgment and estimation are as follows:

Leases

The Company cannot readily determine the interest rate implicit in the lease, therefore, it uses its incremental borrowing rate (“IBR”) to measure lease liabilities. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use (“ROU”) asset. The IBR, therefore, requires estimation when no observable rates are available. The Company estimates the IBR using observable inputs such as market interest rates and is required to make certain entity-specific estimates such as the stand-alone credit rating.

Stock-based payments and warrants

The Company uses the Black-Scholes option pricing model to estimate the fair value of stock-based compensation and warrant reserves, which require the use of several input variables. Measurement date estimates include share price, expected volatility (based on weighted average historical volatility adjusted for changes expected due to publicly available information of a comparable peer group), weighted average expected life of the instruments, expected dividends and the risk-free interest rate (based on government bonds). The inputs to the model are subject to estimate and changes in these inputs can materially impact the estimated fair value of stock-based payments and warrants.

Asset impairments for non-financial assets and impairment reversals

The Company’s estimate of the recoverable amount for the purpose of impairment testing requires management to make assumptions regarding estimates of the present value of future cash flows including growth opportunities, economic risk, and the discount rate.